Cover	Jan. 25, 2024
Document Information [Line Items]
Document Type	8-K
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Document Period End Date	Jan. 25, 2024
Entity Information [Line Items]
Entity Registrant Name	Barings BDC, Inc.
Entity Central Index Key	0001379785
Entity File Number	814-00733
Entity Tax Identification Number	06-1798488
Entity Incorporation, State or Country Code	MD
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	300 South Tryon Street,
Entity Address, Address Line Two	Suite 2500
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
Entity Phone Fax Numbers [Line Items]
City Area Code	704
Local Phone Number	805-7200